Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Convertible notes payable discount (in Dollars)	$ 0	$ 14,620
Discount on convertible notes payable (in Dollars)	53,186
Convertible notes payable discount other (in Dollars)	$ 2,083	$ 0
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	2,990,252
Preferred stock, shares outstanding	2,990,252
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock shares authorized	150,000,000	150,000,000
Common stock shares issued	52,521,684	45,859,680
Common stock shares outstanding	52,521,684	45,859,680